Medora Corp. - (A Development Stage Company) - Consolidated Statements of Cash Flows (USD $)	9 Months Ended		24 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012
Cash Flows From Operating Activities
Net Loss	$ (27,616)	$ (38,145)	$ (76,619)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Prepaid Expenses	0	5,000	0
Changes in operating assets and liabilities:
Accounts Payable	441	(1,475)	6,017
Related Party Payable	0	2,496	0
Net cash used in operating activities	(27,175)	(32,124)	(70,602)
Cash Flows From Financing Activities
Proceeds from issuance of common stock	0	19,513	47,607
Direct stock issuance costs	0	(6,631)	(6,631)
Related party advances	27,400	0	29,896
Net cash provided by financing activities	27,400	12,882	70,872
Increase (decrease) in Cash and Cash Equivalents	225	(19,242)	270
Cash and Cash Equivalents, Beginning of Period	45	23,259	0
Cash and Cash Equivalents, End of Period	270	4,017	270
Supplemental Disclosure of Cash Flow Information
Cash paid for Interest	0	0	0
Cash paid for Income Taxes	$ 0	$ 0	$ 0